Interim Condensed Consolidated Statements of Shareholders' Equity (Deficiency) (Unaudited) - USD ($)	Issued capital [member]	Shares to be issued [member]	Contributed surplus [member]	Foreign currency translation reserve [member]	Retained earnings [member]	Total equity before non-controlling interest [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2021	$ 122,741,230		$ 17,819,933	$ (2,324,025)	$ (112,814,973)	$ 25,422,165	$ 143,379	$ 25,565,544
Beginning balance, shares at Aug. 31, 2021	15,543,309
IfrsStatementLineItems [Line Items]
Share-based payments			2,576,412			2,576,412		2,576,412
Shares issued on vesting of RSUs	$ 681,759		(681,759)
Shares issued on vesting of RSUs, shares	91,635
Non-controlling interest in subsidiary
Net income for the year					(8,085,689)	(8,085,689)	68,638	(8,017,051)
Foreign currency translation differences				104,859		104,859		104,859
Ending balance, value at Feb. 28, 2022	$ 123,422,989		19,714,586	(2,219,166)	(120,900,662)	20,017,747	212,017	20,229,764
Ending balance, shares at Feb. 28, 2022	15,634,944
Beginning balance, value at Aug. 31, 2022	$ 124,897,859		20,351,522	(2,069,219)	(127,293,571)	15,886,591		15,886,591
Beginning balance, shares at Aug. 31, 2022	15,803,875
IfrsStatementLineItems [Line Items]
Share-based payments			2,432,456			2,432,456		2,432,456
Shares issued on vesting of RSUs	$ 616,486		(616,486)
Shares issued on vesting of RSUs, shares	118,433
Net income for the year					(12,723,043)	(12,723,043)		(12,723,043)
Foreign currency translation differences				(227,399)		(227,399)		(227,399)
Return to treasury - Sideqik acquisition
Return to treasury - Sideqik acquisition, shares	(9,098)
Shares issued under shares for services	$ 1,333,334		(1,333,334)
Shares issued under shares for services, shares	114,057
Ending balance, value at Feb. 28, 2023	$ 126,847,679		$ 20,834,158	$ (2,296,618)	$ (140,016,614)	$ 5,368,605		$ 5,368,605
Ending balance, shares at Feb. 28, 2023	16,027,267